UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Financial Industries Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
15	Financial statements
19	Financial highlights
25	Notes to financial statements
36	Statement regarding liquidity risk management
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
S&P 500 Financials Index
Morningstar financial fund category average
−18.47
−19.53
−22.74
−16.09
−16.71
−21.52
−2.01
1.00
−3.08
2.16
5.24
1.48
6.46
7.72
5.17
6 month (cumulative)
1 year
3 year
5 year
10 year

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

INDUSTRY COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       3

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Visa, Inc., Class A	4.1
JPMorgan Chase & Co.	3.3
Prologis, Inc.	3.1
Adyen NV	3.0
Bank of America Corp.	2.9
Kinsale Capital Group, Inc.	2.5
Tradeweb Markets, Inc., Class A	2.5
The Blackstone Group, Inc., Class A	2.4
Aon PLC	2.3
Ares Management Corp., Class A	2.2
TOTAL	28.3
As a percentage of net assets.
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 4/30/2020 (%)

United States	81.3
United Kingdom	6.1
Netherlands	3.0
Bermuda	2.7
Canada	2.0
Denmark	1.4
Japan	1.1
France	1.0
Other countries	1.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-20.29	1.13	5.91	-22.56	5.76	77.60
Class B	-20.60	1.12	5.83	-22.57	5.75	76.30
Class C	-17.48	1.43	5.69	-19.57	7.34	73.95
Class I1,2	-15.89	2.36	6.56	-18.41	12.37	88.71
Class R6[1,2]	-15.80	2.37	6.56	-18.37	12.41	88.78
Class NAV[1,2]	-15.79	2.57	6.75	-18.36	13.52	92.20
Index 1†	-16.71	5.24	7.72	-19.53	29.07	110.44
Index 2†	0.86	9.12	11.69	-3.16	54.74	202.21

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Gross (%)	1.26	1.96	1.96	0.96	0.85	0.84
Net (%)	1.25	1.95	1.95	0.95	0.84	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-10	17,630	17,630	21,044	30,221
Class C3	4-30-10	17,395	17,395	21,044	30,221
Class I1,2	4-30-10	18,871	18,871	21,044	30,221
Class R6[1,2]	4-30-10	18,878	18,878	21,044	30,221
Class NAV[1,2]	4-30-10	19,220	19,220	21,044	30,221

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class I, Class R6, and Class NAV shares were first offered on 9/9/16, 8/30/17, and 7/12/13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 815.30	$5.42	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Class B	Actual expenses/actual returns	1,000.00	812.00	8.83	1.96%
	Hypothetical example	1,000.00	1,015.10	9.82	1.96%
Class C	Actual expenses/actual returns	1,000.00	811.80	8.83	1.96%
	Hypothetical example	1,000.00	1,015.10	9.82	1.96%
Class I	Actual expenses/actual returns	1,000.00	815.90	4.33	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class R6	Actual expenses/actual returns	1,000.00	816.30	3.84	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	816.40	3.79	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 94.8%		$518,628,087
(Cost $462,571,554)
Financials 74.9%		409,715,293
Banks 34.2%
1st Source Corp.	92,325	3,206,447
American Business Bank (A)	105,887	2,753,062
American River Bankshares	60,332	567,724
Ameris Bancorp	154,496	3,928,833
Atlantic Union Bankshares Corp.	202,427	4,831,932
Bank of America Corp.	666,856	16,037,887
Bank of Marin Bancorp	98,956	3,261,590
Baycom Corp. (A)	117,312	1,446,457
BOK Financial Corp. (B)	56,097	2,905,264
Business First Bancshares, Inc.	54,078	756,010
California Bancorp, Inc. (A)	72,773	1,066,852
Cambridge Bancorp	41,607	2,320,838
Citigroup, Inc.	216,370	10,506,927
Citizens Financial Group, Inc.	322,881	7,229,306
Close Brothers Group PLC	438,064	6,007,172
Coastal Financial Corp. (A)	120,130	1,577,307
Danske Bank A/S (A)	644,417	7,651,208
Evans Bancorp, Inc.	69,316	1,924,905
First Merchants Corp.	178,118	5,042,521
Flushing Financial Corp.	31,350	391,562
German American Bancorp, Inc.	69,018	2,051,905
Glacier Bancorp, Inc.	92,663	3,528,607
HBT Financial, Inc.	134,151	1,562,859
Heritage Commerce Corp.	205,492	1,824,769
Heritage Financial Corp.	89,095	1,786,355
JPMorgan Chase & Co.	188,386	18,039,843
KeyCorp	538,860	6,277,719
Level One Bancorp, Inc.	66,691	1,207,774
Live Oak Bancshares, Inc.	117,667	1,641,455
M&T Bank Corp.	47,315	5,303,065
Metrocity Bankshares, Inc.	63,620	673,418
Nicolet Bankshares, Inc. (A)	56,590	3,113,582
Pacific Premier Bancorp, Inc.	125,894	2,687,837
PacWest Bancorp	187,720	3,799,453
Pinnacle Financial Partners, Inc.	128,339	5,165,645
Red River Bancshares, Inc.	5,510	210,978
Southern First Bancshares, Inc. (A)	52,333	1,526,030
Stock Yards Bancorp, Inc.	135,879	4,489,442
SVB Financial Group (A)	48,541	9,376,665
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
TCF Financial Corp.	129,494	$3,844,677
The First Bancshares, Inc.	78,736	1,568,421
TriCo Bancshares	181,423	5,464,461
U.S. Bancorp	124,458	4,542,717
Western Alliance Bancorp	198,636	7,127,060
Zions Bancorp NA (B)	211,927	6,699,012
Capital markets 14.7%
3i Group PLC	865,331	8,500,892
Ares Management Corp., Class A	364,416	12,226,157
Brookfield Asset Management, Inc., Class A	99,394	3,361,505
Cboe Global Markets, Inc.	115,586	11,486,937
CME Group, Inc.	38,382	6,840,056
KKR & Company, Inc., Class A	429,304	10,822,754
The Blackstone Group, Inc., Class A	254,984	13,320,364
Tradeweb Markets, Inc., Class A	262,250	13,678,960
Consumer finance 1.8%
American Express Company	52,491	4,789,804
Discover Financial Services	116,423	5,002,696
Diversified financial services 6.0%
Berkshire Hathaway, Inc., Class B (A)	31,651	5,930,131
Equitable Holdings, Inc.	415,360	7,609,395
Eurazeo SE	42,149	2,018,649
Onex Corp.	159,632	7,358,015
Voya Financial, Inc. (B)	224,755	10,152,183
Insurance 17.3%
Aon PLC	73,961	12,770,846
Arch Capital Group, Ltd. (A)	215,525	5,179,066
Argo Group International Holdings, Ltd.	93,570	3,308,635
Arthur J. Gallagher & Company	155,048	12,171,268
Assured Guaranty, Ltd.	144,490	4,295,688
Axis Capital Holdings, Ltd.	49,864	1,825,022
Cincinnati Financial Corp.	90,458	5,952,136
Kinsale Capital Group, Inc.	127,772	13,878,595
Palomar Holdings, Inc. (A)	204,039	11,936,282
The Hanover Insurance Group, Inc.	100,716	10,109,872
The Hartford Financial Services Group, Inc.	184,919	7,025,073
Willis Towers Watson PLC	35,295	6,292,748
Thrifts and mortgage finance 0.9%
First Defiance Financial Corp.	169,987	2,954,374
OP Bancorp	163,571	1,154,811
Provident Financial Services, Inc.	58,176	834,826
10	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 11.6%		$63,490,389
IT services 11.6%
Adyen NV (A)(C)	16,793	16,601,573
EVERTEC, Inc.	161,998	4,105,029
Fidelity National Information Services, Inc.	22,717	2,996,145
Fiserv, Inc. (A)	69,192	7,130,928
Global Payments, Inc.	31,262	5,190,117
Visa, Inc., Class A	125,131	22,363,412
WEX, Inc. (A)	38,567	5,103,185
Real estate 8.3%		45,422,405
Equity real estate investment trusts 7.5%
Lexington Realty Trust	520,749	5,441,827
Monmouth Real Estate Investment Corp.	258,865	3,517,975
Nippon Prologis REIT, Inc.	2,089	5,782,966
Plymouth Industrial REIT, Inc.	175,027	2,452,128
Prologis, Inc.	190,915	17,035,345
Rexford Industrial Realty, Inc.	172,704	7,032,507
Real estate management and development 0.8%
VGP NV	35,942	4,159,657

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$3,218,131
(Cost $3,670,000)
Financials 0.6%				3,218,131
Insurance 0.6%
AXA SA (C)	7.250	05-15-21	3,670,000	3,218,131

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.6%				$36,041,914
(Cost $36,041,219)
U.S. Government Agency 0.5%				2,600,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	05-01-20	2,600,000	2,600,000

	Yield (%)	Shares	Value
Short-term funds 1.6%			8,961,914
John Hancock Collateral Trust (D)	0.6614(E)	895,439	8,961,914

	Par value^	Value
Repurchase agreement 4.5%		24,480,000

Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $24,480,000 on 5-1-20, collateralized by $24,075,000 U.S. Treasury Notes, 2.625% due 6-15-20 (valued at $24,973,936)	24,480,000	24,480,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	11

Total investments (Cost $502,282,773) 102.0%	$557,888,132
Other assets and liabilities, net (2.0%)	(10,704,243)
Total net assets 100.0%	$547,183,889

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	710,000	USD	511,241	JPM	6/17/2020	—	$(1,118)
CAD	570,000	USD	404,351	MSCS	6/17/2020	$5,184	—
EUR	1,290,000	USD	1,394,476	JPM	6/17/2020	20,378	—
EUR	1,610,000	USD	1,795,976	MSCS	6/17/2020	—	(30,151)
EUR	1,890,000	USD	2,056,744	RBC	6/17/2020	16,181	—
EUR	3,480,000	USD	3,978,601	SSB	6/17/2020	—	(161,786)
EUR	1,270,000	USD	1,403,801	TD	6/17/2020	—	(10,883)
GBP	440,000	USD	509,970	CITI	6/17/2020	44,309	—
GBP	1,080,000	USD	1,347,010	JPM	6/17/2020	13,495	—
GBP	1,230,000	USD	1,568,452	MSCS	6/17/2020	—	(18,989)
JPY	31,960,000	USD	307,744	GSI	6/17/2020	—	(9,756)
JPY	76,220,000	USD	711,463	MSCS	6/17/2020	—	(805)
JPY	123,480,000	USD	1,127,690	RBC	6/17/2020	23,610	—
USD	680,093	CAD	925,834	CITI	6/17/2020	14,898	—
USD	275,728	CAD	391,081	GSI	6/17/2020	—	(5,257)
USD	986,589	CAD	1,389,459	JPM	6/17/2020	—	(11,713)
USD	794,264	CAD	1,110,000	MSCS	6/17/2020	—	(3,252)
USD	1,570,956	CAD	2,214,565	RBC	6/17/2020	—	(20,168)
USD	1,922,153	CAD	2,682,826	SSB	6/17/2020	—	(5,409)
USD	2,352,853	CAD	3,146,235	TD	6/17/2020	92,340	—
USD	4,228,795	DKK	29,000,000	JPM	6/17/2020	—	(33,782)
USD	1,965,769	DKK	13,490,000	MSCS	6/17/2020	—	(17,065)
USD	176,364	DKK	1,210,000	SSB	6/17/2020	—	(1,488)
USD	1,004,334	DKK	6,880,000	TD	6/17/2020	—	(6,925)
USD	5,437,309	EUR	4,990,000	JPM	6/17/2020	—	(35,654)
USD	26,013,428	EUR	23,363,773	RBC	6/17/2020	388,370	—
USD	1,854,584	EUR	1,720,000	SSB	6/17/2020	—	(31,888)
USD	7,945,225	GBP	6,080,000	CITI	6/17/2020	286,085	—
USD	7,889,246	GBP	6,430,000	JPM	6/17/2020	—	(210,797)
USD	2,402,403	GBP	1,880,000	MSCS	6/17/2020	34,117	—
USD	947,594	JPY	104,450,000	GSI	6/17/2020	—	(26,274)
USD	235,345	JPY	25,070,000	JPM	6/17/2020	1,598	—
USD	295,861	JPY	31,540,000	MSCS	6/17/2020	1,789	—
USD	6,395,184	JPY	693,750,000	SSB	6/17/2020	—	(73,186)
						$942,354	$(716,346)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	13

GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $503,515,978. Net unrealized appreciation aggregated to $54,598,162, of which $101,377,749 related to gross unrealized appreciation and $46,779,587 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $493,321,554) including $8,738,872 of securities loaned	$548,926,218
Affiliated investments, at value (Cost $8,961,219)	8,961,914
Total investments, at value (Cost $502,282,773)	557,888,132
Unrealized appreciation on forward foreign currency contracts	942,354
Cash	307
Foreign currency, at value (Cost $8,054)	8,034
Collateral segregated at custodian for OTC derivative contracts	140,000
Dividends and interest receivable	673,026
Receivable for fund shares sold	28,662
Receivable for investments sold	1,899,578
Receivable for securities lending income	848
Other assets	64,783
Total assets	561,645,724
Liabilities
Unrealized depreciation on forward foreign currency contracts	716,346
Payable for investments purchased	4,504,390
Payable for fund shares repurchased	97,236
Payable upon return of securities loaned	8,960,938
Payable to affiliates
Accounting and legal services fees	28,422
Transfer agent fees	24,693
Distribution and service fees	35,272
Trustees' fees	1,400
Other liabilities and accrued expenses	93,138
Total liabilities	14,461,835
Net assets	$547,183,889
Net assets consist of
Paid-in capital	$456,048,171
Total distributable earnings (loss)	91,135,718
Net assets	$547,183,889

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($200,722,790 ÷ 13,715,681 shares)[1]	$14.63
Class B ($691,203 ÷ 52,904 shares)[1]	$13.07
Class C ($17,095,494 ÷ 1,305,586 shares)[1]	$13.09
Class I ($26,892,443 ÷ 1,841,556 shares)	$14.60
Class R6 ($1,157,503 ÷ 79,233 shares)	$14.61
Class NAV ($300,624,456 ÷ 20,586,047 shares)	$14.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$7,178,093
Interest	202,138
Securities lending	6,305
Less foreign taxes withheld	(8,579)
Total investment income	7,377,957
Expenses
Investment management fees	2,570,824
Distribution and service fees	401,961
Accounting and legal services fees	55,433
Transfer agent fees	191,592
Trustees' fees	6,355
Custodian fees	50,891
State registration fees	41,176
Printing and postage	24,798
Professional fees	31,211
Other	24,372
Total expenses	3,398,613
Less expense reductions	(24,093)
Net expenses	3,374,520
Net investment income	4,003,437
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	34,105,178
Affiliated investments	(1,961)
Forward foreign currency contracts	283,501
34,386,718
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(150,441,044)
Affiliated investments	(495)
Forward foreign currency contracts	488,410
(149,953,129)
Net realized and unrealized loss	(115,566,411)
Decrease in net assets from operations	$(111,562,974)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,003,437	$10,602,904
Net realized gain	34,386,718	49,780,017
Change in net unrealized appreciation (depreciation)	(149,953,129)	10,640,035
Increase (decrease) in net assets resulting from operations	(111,562,974)	71,022,956
Distributions to shareholders
From earnings
Class A	(19,342,491)	(17,349,478)
Class B	(107,328)	(166,006)
Class C	(1,774,926)	(1,778,605)
Class I	(3,381,053)	(2,763,867)
Class R6	(81,731)	(28,654)
Class NAV	(31,079,593)	(30,649,755)
Total distributions	(55,767,122)	(52,736,365)
From fund share transactions	(37,886,962)	(81,264,844)
Total decrease	(205,217,058)	(62,978,253)
Net assets
Beginning of period	752,400,947	815,379,200
End of period	$547,183,889	$752,400,947
18	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$19.34	$18.97	$21.12	$16.97	$17.30	$17.28
Net investment income[2]	0.09	0.22	0.19	0.34	0.21	0.19
Net realized and unrealized gain (loss) on investments	(3.35)	1.37	(0.69)	5.11	(0.38)	(0.08)
Total from investment operations	(3.26)	1.59	(0.50)	5.45	(0.17)	0.11
Less distributions
From net investment income	(0.24)	(0.14)	(0.43)	(0.15)	(0.16)	(0.09)
From net realized gain	(1.21)	(1.08)	(1.22)	(1.15)	—	—
Total distributions	(1.45)	(1.22)	(1.65)	(1.30)	(0.16)	(0.09)
Net asset value, end of period	$14.63	$19.34	$18.97	$21.12	$16.97	$17.30
Total return (%)[3,4]	(18.47) [5]	9.55	(2.78)	32.93	(1.01)	0.67
Ratios and supplemental data
Net assets, end of period (in millions)	$201	$261	$278	$343	$272	$335
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [6]	1.21	1.22	1.21	1.26	1.24
Expenses including reductions	1.20 [6]	1.21	1.21	1.20	1.25	1.24
Net investment income	1.02 [6]	1.20	0.92	1.75	1.28	1.11
Portfolio turnover (%)	22	28	23	24	38	21

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$17.35	$17.14	$19.23	$15.56	$15.87	$15.88
Net investment income[2]	0.03	0.08	0.04	0.19	0.09	0.06
Net realized and unrealized gain (loss) on investments	(2.99)	1.21	(0.62)	4.66	(0.36)	(0.07)
Total from investment operations	(2.96)	1.29	(0.58)	4.85	(0.27)	(0.01)
Less distributions
From net investment income	(0.11)	—	(0.29)	(0.03)	(0.04)	—
From net realized gain	(1.21)	(1.08)	(1.22)	(1.15)	—	—
Total distributions	(1.32)	(1.08)	(1.51)	(1.18)	(0.04)	—
Net asset value, end of period	$13.07	$17.35	$17.14	$19.23	$15.56	$15.87
Total return (%)[3,4]	(18.80) [5]	8.71	(3.47)	31.98	(1.65)	(0.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$3	$4	$5	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97 [6]	1.96	1.95	1.95	1.96	1.99
Expenses including reductions	1.96 [6]	1.95	1.94	1.94	1.95	1.98
Net investment income	0.31 [6]	0.50	0.20	1.04	0.59	0.36
Portfolio turnover (%)	22	28	23	24	38	21

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$17.39	$17.17	$19.26	$15.59	$15.90	$15.90
Net investment income[2]	0.02	0.08	0.04	0.19	0.09	0.06
Net realized and unrealized gain (loss) on investments	(3.00)	1.22	(0.62)	4.66	(0.36)	(0.06)
Total from investment operations	(2.98)	1.30	(0.58)	4.85	(0.27)	—
Less distributions
From net investment income	(0.11)	—	(0.29)	(0.03)	(0.04)	—
From net realized gain	(1.21)	(1.08)	(1.22)	(1.15)	—	—
Total distributions	(1.32)	(1.08)	(1.51)	(1.18)	(0.04)	—
Net asset value, end of period	$13.09	$17.39	$17.17	$19.26	$15.59	$15.90
Total return (%)[3,4]	(18.82) [5]	8.75	(3.46)	31.92	(1.65)	(0.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$23	$30	$43	$39	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97 [6]	1.96	1.95	1.95	1.96	1.95
Expenses including reductions	1.96 [6]	1.95	1.94	1.94	1.95	1.95
Net investment income	0.26 [6]	0.47	0.21	1.03	0.57	0.39
Portfolio turnover (%)	22	28	23	24	38	21

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$19.33	$18.98	$21.14	$16.98	$16.93
Net investment income[3]	0.11	0.27	0.24	0.39	0.02
Net realized and unrealized gain (loss) on investments	(3.34)	1.34	(0.69)	5.12	0.03
Total from investment operations	(3.23)	1.61	(0.45)	5.51	0.05
Less distributions
From net investment income	(0.29)	(0.18)	(0.49)	(0.20)	—
From net realized gain	(1.21)	(1.08)	(1.22)	(1.15)	—
Total distributions	(1.50)	(1.26)	(1.71)	(1.35)	—
Net asset value, end of period	$14.60	$19.33	$18.98	$21.14	$16.98
Total return (%)[4]	(18.41) [5]	9.87	(2.57)	33.34	0.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$44	$41	$39	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97 [6]	0.96	0.96	0.94	1.00 [6]
Expenses including reductions	0.96 [6]	0.96	0.95	0.93	0.99 [6]
Net investment income	1.28 [6]	1.46	1.18	1.97	0.68 [6]
Portfolio turnover (%)	22	28	23	24	38 [7]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$19.34	$18.99	$21.14	$19.58
Net investment income[3]	0.11	0.28	0.29	0.05
Net realized and unrealized gain (loss) on investments	(3.32)	1.35	(0.71)	1.51
Total from investment operations	(3.21)	1.63	(0.42)	1.56
Less distributions
From net investment income	(0.31)	(0.20)	(0.51)	—
From net realized gain	(1.21)	(1.08)	(1.22)	—
Total distributions	(1.52)	(1.28)	(1.73)	—
Net asset value, end of period	$14.61	$19.34	$18.99	$21.14
Total return (%)[4]	(18.37) [5]	9.99	(2.42)	7.97 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [7]	0.85	0.85	0.85 [7]
Expenses including reductions	0.85 [7]	0.85	0.84	0.84 [7]
Net investment income	1.36 [7]	1.54	1.44	1.54 [7]
Portfolio turnover (%)	22	28	23	24 [8]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$19.34	$18.98	$21.14	$16.99	$17.33	$17.31
Net investment income[2]	0.12	0.29	0.27	0.42	0.28	0.27
Net realized and unrealized gain (loss) on investments	(3.33)	1.36	(0.70)	5.10	(0.38)	(0.08)
Total from investment operations	(3.21)	1.65	(0.43)	5.52	(0.10)	0.19
Less distributions
From net investment income	(0.32)	(0.21)	(0.51)	(0.22)	(0.24)	(0.17)
From net realized gain	(1.21)	(1.08)	(1.22)	(1.15)	—	—
Total distributions	(1.53)	(1.29)	(1.73)	(1.37)	(0.24)	(0.17)
Net asset value, end of period	$14.60	$19.34	$18.98	$21.14	$16.99	$17.33
Total return (%)[3]	(18.36) [4]	10.02	(2.41)	33.38	(0.54)	1.08
Ratios and supplemental data
Net assets, end of period (in millions)	$301	$422	$463	$532	$524	$769
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [5]	0.84	0.84	0.83	0.83	0.81
Expenses including reductions	0.84 [5]	0.83	0.83	0.83	0.82	0.80
Net investment income	1.38 [5]	1.59	1.30	2.14	1.73	1.55
Portfolio turnover (%)	22	28	23	24	38	21

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$186,927,553	$173,269,173	$13,658,380	—
Capital markets	80,237,625	71,736,733	8,500,892	—
Consumer finance	9,792,500	9,792,500	—	—
Diversified financial services	33,068,373	31,049,724	2,018,649	—
Insurance	94,745,231	94,745,231	—	—
Thrifts and mortgage finance	4,944,011	4,944,011	—	—
Information technology
IT services	63,490,389	46,888,816	16,601,573	—
Real estate
Equity real estate investment trusts	41,262,748	35,479,782	5,782,966	—
Real estate management and development	4,159,657	—	4,159,657	—
26	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Convertible bonds	$3,218,131	—	$3,218,131	—
Short-term investments	36,041,914	$8,961,914	27,080,000	—
Total investments in securities	$557,888,132	$476,867,884	$81,020,248	—
Derivatives:
Assets
Forward foreign currency contracts	$942,354	—	$942,354	—
Liabilities
Forward foreign currency contracts	(716,346)	—	(716,346)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	27

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $8,738,872 and received $8,960,938 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $2,083.
28	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, partnerships, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	29

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $48.7 million to $92.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$942,354	$(716,346)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
30	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$283,501
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$488,410
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	31

For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,796
Class B	43
Class C	786
Class I	1,439
Class	Expense reduction
Class R6	$39
Class NAV	12,990
Total	$24,093

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,986 for the six months ended April 30, 2020. Of this amount, $6,805 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $36,181 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $51 and $751 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
32	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$287,658	$152,387
Class B	5,910	741
Class C	108,393	13,595
Class I	—	24,797
Class R6	—	72
Total	$401,961	$191,592
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	474,541	$7,703,562	594,242	$10,484,716
Distributions reinvested	904,952	17,175,984	953,547	15,437,919
Repurchased	(1,143,186)	(19,486,919)	(2,739,272)	(48,689,612)
Net increase (decrease)	236,307	$5,392,627	(1,191,483)	$(22,766,977)
Class B shares
Sold	330	$3,899	549	$9,036
Distributions reinvested	6,104	103,713	10,963	160,389
Repurchased	(38,390)	(583,971)	(87,220)	(1,416,210)
Net decrease	(31,956)	$(476,359)	(75,708)	$(1,246,785)
Class C shares
Sold	96,154	$1,460,922	251,101	$3,838,418
Distributions reinvested	89,231	1,519,596	99,135	1,453,321
Repurchased	(227,197)	(3,322,133)	(744,584)	(11,983,140)
Net decrease	(41,812)	$(341,615)	(394,348)	$(6,691,401)
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	33

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	206,779	$3,537,504	1,321,610	$21,797,085
Distributions reinvested	142,752	2,700,864	144,864	2,339,555
Repurchased	(781,325)	(11,958,797)	(1,365,095)	(24,350,853)
Net increase (decrease)	(431,794)	$(5,720,429)	101,379	$(214,213)
Class R6 shares
Sold	25,318	$449,256	27,994	$511,456
Distributions reinvested	4,320	81,731	1,775	28,654
Repurchased	(2,157)	(30,741)	(2,916)	(55,846)
Net increase	27,481	$500,246	26,853	$484,264
Class NAV shares
Sold	2,291,492	$31,654,384	119,153	$2,206,605
Distributions reinvested	1,643,553	31,079,593	1,898,993	30,649,755
Repurchased	(5,171,518)	(99,975,409)	(4,566,886)	(83,686,092)
Net decrease	(1,236,473)	$(37,241,432)	(2,548,740)	$(50,829,732)
Total net decrease	(1,478,247)	$(37,886,962)	(4,082,047)	$(81,264,844)
Affiliates of the fund owned 99% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $141,337,407 and $238,788,744, respectively, for the six months ended April 30, 2020.
Note 8—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 55.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
34	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.8%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	895,439	$13,505,592	$53,594,507	$(58,135,729)	$(1,961)	$(495)	$6,305	—	$8,961,914

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	35

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Financial Industries Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       36

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       37

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

* Member of the Audit Committee
† Non-Independent Trustee

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Susan A. Curry
Ryan P. Lentell, CFA
Lisa A. Welch[1]

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the fund.

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182606	P70SA 4/20 6/2020

John Hancock

Regional Bank Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
26	Statement regarding liquidity risk management
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       1

Your fund at a glance

INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       2

Portfolio summary

INDUSTRY COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

KeyCorp	3.3
Regions Financial Corp.	3.2
Citizens Financial Group, Inc.	3.2
Truist Financial Corp.	3.2
Fifth Third Bancorp	3.1
Bank of America Corp.	3.1
JPMorgan Chase & Co.	3.0
The PNC Financial Services Group, Inc.	3.0
M&T Bank Corp.	2.9
Zions Bancorp NA	2.8
TOTAL	30.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-32.75	1.28	5.50	-33.17	6.59	70.84
Class B	-33.19	1.24	5.45	-33.42	6.34	70.02
Class C	-30.40	1.61	5.30	-30.63	8.33	67.66
Class I1,2	-29.00	2.56	6.16	-29.57	13.45	81.75
Class R6[1,2]	-28.92	2.55	6.16	-29.55	13.43	81.72
Index 1†	-24.17	3.29	6.42	-27.59	17.57	86.34
Index 2†	0.86	9.12	11.69	-3.16	54.74	202.21

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.24	1.94	1.94	0.94	0.83
Net (%)	1.23	1.93	1.93	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-10	17,002	17,002	18,634	30,221
Class C3	4-30-10	16,766	16,766	18,634	30,221
Class I1,2	4-30-10	18,175	18,175	18,634	30,221
Class R6[1,2]	4-30-10	18,172	18,172	18,634	30,221

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors as described in the fund's prospectus.
2	Class I shares were first offered on 9/9/16; Class R6 shares were first offered on 8/30/17. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 703.40	$5.21	1.23%
	Hypothetical example	1,000.00	1,018.70	6.17	1.23%
Class B	Actual expenses/actual returns	1,000.00	700.50	8.20	1.94%
	Hypothetical example	1,000.00	1,015.20	9.72	1.94%
Class C	Actual expenses/actual returns	1,000.00	700.70	8.20	1.94%
	Hypothetical example	1,000.00	1,015.20	9.72	1.94%
Class I	Actual expenses/actual returns	1,000.00	704.30	3.98	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Class R6	Actual expenses/actual returns	1,000.00	704.50	3.52	0.83%
	Hypothetical example	1,000.00	1,020.70	4.17	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 99.4%		$866,384,066
(Cost $751,297,676)
Financials 99.4%		866,384,066
Banks 95.3%
1st Source Corp.	160,601	5,577,673
American Business Bank (A)	146,768	3,815,968
American River Bankshares	115,597	1,087,768
Ameris Bancorp	409,219	10,406,439
Atlantic Capital Bancshares, Inc. (A)	337,654	4,237,558
Atlantic Union Bankshares Corp.	482,790	11,524,197
Bank of America Corp.	1,140,925	27,439,246
Bank of Commerce Holdings	259,034	1,991,971
Bank of Hawaii Corp.	104,103	7,097,743
Bank of Marin Bancorp	174,398	5,748,158
Bar Harbor Bankshares	212,758	3,910,492
Baycom Corp. (A)	268,766	3,313,885
Berkshire Hills Bancorp, Inc.	434,218	7,399,075
BOK Financial Corp.	186,293	9,648,114
Bryn Mawr Bank Corp.	313,010	9,113,286
Business First Bancshares, Inc.	122,109	1,707,084
Cadence BanCorp	827,838	5,480,288
California Bancorp, Inc. (A)	153,765	2,254,195
Cambridge Bancorp	76,333	4,257,855
Camden National Corp.	120,132	3,934,323
CenterState Bank Corp.	166,989	2,903,939
Citizens Community Bancorp, Inc.	314,070	2,418,339
Citizens Financial Group, Inc.	1,259,896	28,209,071
City Holding Company	47,008	3,177,271
Civista Bancshares, Inc.	282,609	4,332,396
Coastal Financial Corp. (A)	282,232	3,705,706
Columbia Banking System, Inc.	346,315	9,347,042
Comerica, Inc.	556,051	19,383,938
County Bancorp, Inc.	86,578	1,688,271
Cullen/Frost Bankers, Inc.	209,454	15,051,364
Eagle Bancorp Montana, Inc.	145,598	2,533,405
East West Bancorp, Inc.	320,009	11,222,716
Equity Bancshares, Inc., Class A (A)	236,687	4,435,514
Evans Bancorp, Inc.	125,899	3,496,215
Fifth Third Bancorp	1,468,472	27,445,742
First Business Financial Services, Inc.	196,522	3,376,248
First Community Corp.	217,475	3,370,863
First Financial Bancorp	600,850	9,241,073
First Hawaiian, Inc.	567,769	9,987,057
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	8

	Shares	Value
Financials (continued)
Banks (continued)
First Horizon National Corp.	1,413,604	$12,835,524
First Merchants Corp.	314,766	8,911,025
First Mid Bancshares, Inc.	85,631	2,286,348
Flushing Financial Corp.	36,171	451,776
FNB Corp.	1,185,737	9,592,612
German American Bancorp, Inc.	191,575	5,695,525
Glacier Bancorp, Inc.	148,545	5,656,594
Great Southern Bancorp, Inc.	85,152	3,624,921
Great Western Bancorp, Inc.	356,083	6,694,360
Hancock Whitney Corp.	551,767	11,537,448
HBT Financial, Inc.	294,391	3,429,655
Heritage Commerce Corp.	1,107,511	9,834,698
Heritage Financial Corp.	172,149	3,451,587
Horizon Bancorp, Inc.	707,854	8,055,379
Howard Bancorp, Inc. (A)	341,092	3,809,998
Huntington Bancshares, Inc.	2,108,333	19,480,997
Independent Bank Corp. (Massachusetts)	75,992	5,539,057
Independent Bank Corp. (Michigan)	240,194	3,528,450
JPMorgan Chase & Co.	275,150	26,348,364
KeyCorp	2,447,957	28,518,699
Level One Bancorp, Inc.	193,489	3,504,086
Live Oak Bancshares, Inc.	174,074	2,428,332
M&T Bank Corp.	222,378	24,924,126
Mackinac Financial Corp.	312,521	3,225,217
Metrocity Bankshares, Inc.	138,772	1,468,902
MidWestOne Financial Group, Inc.	133,518	2,786,521
Nicolet Bankshares, Inc. (A)	106,618	5,866,122
Northrim BanCorp, Inc.	112,567	2,639,696
Old National Bancorp	702,360	9,952,441
Old Second Bancorp, Inc.	613,207	5,046,694
Pacific Premier Bancorp, Inc.	533,260	11,385,101
PacWest Bancorp	404,741	8,191,958
Park National Corp.	50,720	4,056,586
Peoples Bancorp, Inc.	196,342	4,773,074
Pinnacle Financial Partners, Inc.	458,811	18,467,143
QCR Holdings, Inc.	149,248	4,593,853
Red River Bancshares, Inc.	15,372	588,594
Regions Financial Corp.	2,631,609	28,289,797
Renasant Corp.	386,992	10,150,800
SB Financial Group, Inc.	186,073	2,716,666
Shore Bancshares, Inc.	246,684	2,738,192
Southern First Bancshares, Inc. (A)	166,138	4,844,584
Stock Yards Bancorp, Inc.	248,527	8,211,332
9	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (A)	80,744	$15,597,318
Synovus Financial Corp.	533,378	11,206,272
TCF Financial Corp.	460,315	13,666,752
The Community Financial Corp.	144,637	3,355,578
The First Bancorp, Inc.	140,291	3,072,373
The First Bancshares, Inc.	189,542	3,775,677
The First of Long Island Corp.	77,802	1,228,494
The PNC Financial Services Group, Inc.	243,109	25,932,437
TriCo Bancshares	333,864	10,055,984
Truist Financial Corp.	742,429	27,707,450
U.S. Bancorp	580,974	21,205,551
Washington Trust Bancorp, Inc.	179,726	6,292,207
Western Alliance Bancorp	510,814	18,328,006
Zions Bancorp NA	762,654	24,107,491
Thrifts and mortgage finance 4.1%
First Defiance Financial Corp.	643,349	11,181,406
OP Bancorp	391,274	2,762,394
Provident Financial Holdings, Inc.	168,339	2,196,824
Provident Financial Services, Inc.	118,644	1,702,541
Southern Missouri Bancorp, Inc.	206,258	4,894,502
WSFS Financial Corp.	435,589	12,710,487

	Par value^	Value
Short-term investments 0.2%		$1,829,000
(Cost $1,829,000)
Repurchase agreement 0.2%		1,829,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $1,829,000 on 5-1-20, collateralized by $1,800,000 U.S. Treasury Notes, 2.625% due 6-15-20 (valued at $1,867,210)	1,829,000	1,829,000

Total investments (Cost $753,126,676) 99.6%	$868,213,066
Other assets and liabilities, net 0.4%	3,402,635
Total net assets 100.0%	$871,615,701

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $755,349,503. Net unrealized appreciation aggregated to $112,863,563, of which $247,609,209 related to gross unrealized appreciation and $134,745,646 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $753,126,676)	$868,213,066
Cash	806
Dividends receivable	1,068,603
Receivable for fund shares sold	1,168,231
Receivable for investments sold	3,879,643
Other assets	87,061
Total assets	874,417,410
Liabilities
Payable for fund shares repurchased	2,268,894
Payable to affiliates
Accounting and legal services fees	50,063
Transfer agent fees	85,860
Distribution and service fees	166,995
Trustees' fees	3,852
Other liabilities and accrued expenses	226,045
Total liabilities	2,801,709
Net assets	$871,615,701
Net assets consist of
Paid-in capital	$722,061,973
Total distributable earnings (loss)	149,553,728
Net assets	$871,615,701

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($524,290,961 ÷ 28,940,019 shares)[1]	$18.12
Class B ($1,082,055 ÷ 63,057 shares)[1]	$17.16
Class C ($103,123,660 ÷ 5,996,854 shares)[1]	$17.20
Class I ($239,694,007 ÷ 13,237,350 shares)	$18.11
Class R6 ($3,425,018 ÷ 189,128 shares)	$18.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$21,283,141
Interest	48,058
Total investment income	21,331,199
Expenses
Investment management fees	5,194,655
Distribution and service fees	1,885,341
Accounting and legal services fees	124,871
Transfer agent fees	850,159
Trustees' fees	14,697
Custodian fees	97,647
State registration fees	48,124
Printing and postage	16,022
Professional fees	40,635
Other	42,871
Total expenses	8,315,022
Less expense reductions	(49,786)
Net expenses	8,265,236
Net investment income	13,065,963
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	35,228,860
35,228,860
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(471,695,490)
(471,695,490)
Net realized and unrealized loss	(436,466,630)
Decrease in net assets from operations	$(423,400,667)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	12

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$13,065,963	$32,346,655
Net realized gain	35,228,860	7,544,304
Change in net unrealized appreciation (depreciation)	(471,695,490)	(40,313,018)
Decrease in net assets resulting from operations	(423,400,667)	(422,059)
Distributions to shareholders
From earnings
Class A	(9,120,143)	(21,647,844)
Class B	(20,006)	(70,425)
Class C	(1,463,969)	(4,142,131)
Class I	(6,352,281)	(22,883,571)
Class R6	(61,989)	(125,100)
Total distributions	(17,018,388)	(48,869,071)
From fund share transactions	(322,206,999)	(795,980,025)
Total decrease	(762,626,054)	(845,271,155)
Net assets
Beginning of period	1,634,241,755	2,479,512,910
End of period	$871,615,701	$1,634,241,755
13	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$26.12	$26.12	$27.34	$20.88	$19.55	$19.58
Net investment income[2]	0.23	0.40	0.22	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	(7.93)	0.18 [3]	(0.85)	7.08	2.10	1.27
Total from investment operations	(7.70)	0.58	(0.63)	7.23	2.26	1.38
Less distributions
From net investment income	(0.23)	(0.39)	(0.21)	(0.14)	(0.16)	(0.11)
From net realized gain	(0.07)	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)
Total distributions	(0.30)	(0.58)	(0.59)	(0.77)	(0.93)	(1.41)
Net asset value, end of period	$18.12	$26.12	$26.12	$27.34	$20.88	$19.55
Total return (%)[4,5]	(29.66) [6]	2.47	(2.46)	34.96	12.08	7.66
Ratios and supplemental data
Net assets, end of period (in millions)	$524	$845	$1,066	$1,120	$769	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24 [7]	1.24	1.22	1.24	1.28	1.27
Expenses including reductions	1.23 [7]	1.23	1.21	1.24	1.27	1.26
Net investment income	1.92 [7]	1.58	0.76	0.57	0.84	0.58
Portfolio turnover (%)	1	4	3	4	11	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	14

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$24.74	$24.74	$25.93	$19.86	$18.64	$18.75
Net investment income (loss)[2]	0.14	0.21	0.02	(0.03)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(7.51)	0.19 [3]	(0.81)	6.73	1.99	1.21
Total from investment operations	(7.37)	0.40	(0.79)	6.70	2.02	1.19
Less distributions
From net investment income	(0.14)	(0.21)	(0.02)	— [4]	(0.03)	— [4]
From net realized gain	(0.07)	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)
Total distributions	(0.21)	(0.40)	(0.40)	(0.63)	(0.80)	(1.30)
Net asset value, end of period	$17.16	$24.74	$24.74	$25.93	$19.86	$18.64
Total return (%)[5,6]	(29.95) [7]	1.81	(3.15)	34.01	11.28	6.94
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$3	$5	$9	$10	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95 [8]	1.94	1.92	1.94	1.98	1.97
Expenses including reductions	1.94 [8]	1.93	1.91	1.94	1.97	1.96
Net investment income (loss)	1.19 [8]	0.89	0.07	(0.12)	0.16	(0.11)
Portfolio turnover (%)	1	4	3	4	11	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
15	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$24.79	$24.79	$25.98	$19.90	$18.67	$18.78
Net investment income (loss)[2]	0.14	0.21	0.02	(0.03)	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(7.52)	0.19 [3]	(0.81)	6.74	2.01	1.21
Total from investment operations	(7.38)	0.40	(0.79)	6.71	2.03	1.19
Less distributions
From net investment income	(0.14)	(0.21)	(0.02)	— [4]	(0.03)	— [4]
From net realized gain	(0.07)	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)
Total distributions	(0.21)	(0.40)	(0.40)	(0.63)	(0.80)	(1.30)
Net asset value, end of period	$17.20	$24.79	$24.79	$25.98	$19.90	$18.67
Total return (%)[5,6]	(29.93) [7]	1.81	(3.14)	33.99	11.31	6.93
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$191	$283	$237	$107	$88
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95 [8]	1.94	1.92	1.94	1.98	1.97
Expenses including reductions	1.94 [8]	1.93	1.91	1.93	1.97	1.97
Net investment income (loss)	1.20 [8]	0.88	0.06	(0.13)	0.14	(0.13)
Portfolio turnover (%)	1	4	3	4	11	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	16

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$26.12	$26.12	$27.34	$20.87	$20.53
Net investment income[3]	0.27	0.48	0.30	0.22	0.02
Net realized and unrealized gain (loss) on investments	(7.94)	0.17 [4]	(0.85)	7.10	0.38
Total from investment operations	(7.67)	0.65	(0.55)	7.32	0.40
Less distributions
From net investment income	(0.27)	(0.46)	(0.29)	(0.22)	(0.06)
From net realized gain	(0.07)	(0.19)	(0.38)	(0.63)	—
Total distributions	(0.34)	(0.65)	(0.67)	(0.85)	(0.06)
Net asset value, end of period	$18.11	$26.12	$26.12	$27.34	$20.87
Total return (%)[5]	(29.57) [6]	2.78	(2.18)	35.41	1.95 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$240	$591	$1,120	$523	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [7]	0.95	0.93	0.93	1.02 [7]
Expenses including reductions	0.94 [7]	0.94	0.92	0.92	1.02 [7]
Net investment income	2.18 [7]	1.88	1.05	0.87	0.55 [7]
Portfolio turnover (%)	1	4	3	4	11 [8]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
17	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$26.13	$26.13	$27.34	$24.81
Net investment income[3]	0.27	0.50	0.32	0.04
Net realized and unrealized gain (loss) on investments	(7.94)	0.18 [4]	(0.83)	2.57
Total from investment operations	(7.67)	0.68	(0.51)	2.61
Less distributions
From net investment income	(0.28)	(0.49)	(0.32)	(0.08)
From net realized gain	(0.07)	(0.19)	(0.38)	—
Total distributions	(0.35)	(0.68)	(0.70)	(0.08)
Net asset value, end of period	$18.11	$26.13	$26.13	$27.34
Total return (%)[5]	(29.55) [6]	2.89	(2.05)	10.52 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [8]	0.83	0.82	0.84 [8]
Expenses including reductions	0.83 [8]	0.82	0.81	0.83 [8]
Net investment income	2.34 [8]	2.00	1.14	0.91 [8]
Portfolio turnover (%)	1	4	3	4 [9]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
19	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$866,384,066	$866,384,066	—	—
Short-term investments	1,829,000	—	$1,829,000	—
Total investments in securities	$868,213,066	$866,384,066	$1,829,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	20

becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $2,945.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
21	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$26,877
Class B	78
Class C	5,880
Class	Expense reduction
Class I	$16,800
Class R6	151
Total	$49,786

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	22

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $202,053 for the six months ended April 30, 2020. Of this amount, $32,659 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $169,394 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $653 and $6,943 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,071,218	$461,325
Class B	10,586	1,326
Class C	803,537	100,715
Class I	—	286,519
Class R6	—	274
Total	$1,885,341	$850,159
23	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	846,324	$18,920,704	2,370,408	$59,213,106
Distributions reinvested	387,918	8,394,115	841,531	19,945,193
Repurchased	(4,633,044)	(105,163,679)	(11,691,860)	(290,517,444)
Net decrease	(3,398,802)	$(77,848,860)	(8,479,921)	$(211,359,145)
Class B shares
Sold	29	$640	1,251	$30,400
Distributions reinvested	872	19,125	3,019	67,145
Repurchased	(49,540)	(1,054,670)	(103,350)	(2,465,307)
Net decrease	(48,639)	$(1,034,905)	(99,080)	$(2,367,762)
Class C shares
Sold	204,600	$4,260,982	777,788	$18,304,092
Distributions reinvested	62,133	1,330,962	167,965	3,756,987
Repurchased	(1,994,132)	(40,915,910)	(4,634,813)	(108,614,124)
Net decrease	(1,727,399)	$(35,323,966)	(3,689,060)	$(86,553,045)
Class I shares
Sold	2,902,593	$61,776,032	11,417,349	$285,009,254
Distributions reinvested	247,279	5,492,113	861,813	20,345,360
Repurchased	(12,526,684)	(275,749,095)	(32,558,350)	(800,553,975)
Net decrease	(9,376,812)	$(208,480,950)	(20,279,188)	$(495,199,361)
Class R6 shares
Sold	35,606	$838,088	46,453	$1,216,481
Distributions reinvested	2,985	61,989	5,262	125,099
Repurchased	(18,719)	(418,395)	(72,178)	(1,842,292)
Net increase (decrease)	19,872	$481,682	(20,463)	$(500,712)
Total net decrease	(14,531,780)	$(322,206,999)	(32,567,712)	$(795,980,025)
Affiliates of the fund owned 40% of shares of Class R6 on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	24

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $12,331,446 and $323,984,155, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
25	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Regional Bank Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       27

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

* Member of the Audit Committee
† Non-Independent Trustee

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Susan A. Curry
Ryan P. Lentell, CFA
Lisa A. Welch[1]

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the fund.

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182632	01SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 11, 2020